Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000104446 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1],[2]
C000104446 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%	[1],[2]
C000104446 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%	[1],[2]
C000104446 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[1],[2]
C000104446 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1],[2]
C000104446 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1],[2]
C000104446 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	15.20%	[2]
C000104446 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	10.50%	[2]
C000104446 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	5.90%	[2]
C000104446 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.70%	[2]
C000104446 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	5.60%	[2]
C000104446 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000104446 [Member] | POLAND
Holdings [Line Items]
Percent of Total Investments	4.30%	[2]
C000104446 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000104446 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000104446 [Member] | CZECHIA
Holdings [Line Items]
Percent of Total Investments	4.00%	[2]
C000112502 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[3],[4]
C000112502 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3],[4]
C000112502 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[3],[4]
C000112502 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%	[3],[4]
C000112502 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[3],[4]
C000112502 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[3],[4]
C000112502 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[3],[4]
C000112502 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3],[4]
C000112502 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.20%	[4]
C000112502 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	4.30%	[4]
C000112502 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.90%	[4]
C000112502 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.10%	[4]
C000112502 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	5.30%	[4]
C000112502 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000112502 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.20%	[4]
C000112502 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	4.10%	[4]
C000112502 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	3.90%	[4]
C000112502 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.40%	[4]
C000112503 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5],[6]
C000112503 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[5],[6]
C000112503 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	34.10%	[5],[6]
C000112503 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[5],[6]
C000112503 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[5],[6]
C000112503 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[5],[6]
C000112503 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	8.20%	[6]
C000112503 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	12.70%	[6]
C000112503 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000112503 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%	[6]
C000112503 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	13.80%	[6]
C000112503 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	7.40%	[6]
C000112503 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	6.70%	[6]
C000112503 [Member] | DOMINICAN REPUBLIC
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000112503 [Member] | OMAN
Holdings [Line Items]
Percent of Total Investments	3.10%	[6]
C000112503 [Member] | BAHRAIN
Holdings [Line Items]
Percent of Total Investments	2.70%	[6]
C000112949 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[7],[8]
C000112949 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7],[8],[9]
C000112949 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[7],[8]
C000112949 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%	[7],[8]
C000112949 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	37.90%	[7],[8]
C000112949 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[7],[8]
C000112949 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[7],[8]
C000112949 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	65.80%	[8]
C000112949 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.90%	[8]
C000112949 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.40%	[8]
C000112949 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.80%	[8]
C000112949 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.70%	[8]
C000112949 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000112949 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000112949 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.40%	[8]
C000112949 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	1.20%	[8]
C000112949 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.00%	[8]
C000112950 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10],[11]
C000112950 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10],[11]
C000112950 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[10],[11]
C000112950 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%	[10],[11]
C000112950 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[10],[11]
C000112950 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[10],[11]
C000112950 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[10],[11]
C000112950 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.50%	[11]
C000112950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.80%	[11]
C000112950 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.30%	[11]
C000112950 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.70%	[11]
C000112950 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	13.90%	[11]
C000112950 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Total Investments	4.40%	[11]
C000112950 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.80%	[11]
C000112950 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000112950 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.80%	[11]
C000112950 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.70%	[11]

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	Excludes money market funds.
[5]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[6]	Excludes money market funds.
[7]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[8]	Excludes money market funds.
[9]	Rounds to less than 0.1%.
[10]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	Excludes money market funds.